Filed with the U.S. Securities and Exchange Commission on March 11, 2019

1933 Act Registration File No. 333-117063

1940 Act File No. 811-21597

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

(Check appropriate box or boxes.)

PRIMECAP Odyssey Funds

(Exact Name of Registrant as Specified in Charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 304-9222

Michael J. Ricks, Secretary

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and Address of Agent for Service)

Copy to:

Laurie Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 27 to the Company’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 26 on Form N-1A filed on February 28, 2019. This PEA No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 26 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 27 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on this 11th day of March, 2019.

PRIMECAP ODYSSEY FUNDS

/s/ Joel P. Fried
Joel P. Fried
Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on March 11, 2019.

Name	Title

/s/ Joel P. Fried	Co-Chief Executive Officer, Trustee
Joel P. Fried	(Principal Executive Officer)

/s/ Theo A. Kolokotrones*	Co-Chief Executive Officer
Theo A. Kolokotrones	(Principal Executive Officer)

/s/ Alfred W. Mordecai*	Co-Chief Executive Officer
Alfred W. Mordecai	(Principal Executive Officer)

/s/ Benjamin F. Hammon*	Trustee
Benjamin F. Hammon

/s/ Wayne H. Smith*	Trustee
Wayne H. Smith

/s/ Joseph G. Uzelac*	Trustee
Joseph G. Uzelac

/s/ Elizabeth D. Obershaw*	Trustee
Elizabeth D. Obershaw

/s/ Michael J. Ricks*	Chief Financial Officer and Secretary
Michael J. Ricks	(Principal Financial Officer)

/s/ Joel P. Fried
*Joel P. Fried

Attorney-in-Fact pursuant to Powers of Attorney previously filed with the Registrant’s Registration Statement.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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